As filed with the U.S. Securities and Exchange Commission on February 15, 2019

File Nos. 333-179904 and 811-22649

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 465	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 465	☒

(Check appropriate box or boxes)

iShares U.S. ETF Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SUM0703

Boston, MA 02111

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE	DEEPA DAMRE, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On February 22, 2019, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 465 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until February 22, 2019, the effectiveness of the registration statement for the iShares Interest Rate Hedged Long-Term Corporate Bond ETF, filed in Post-Effective Amendment No. 454 on December 20, 2018, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 465 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 454.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 465 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 15th day of February, 2019.

iSHARES U.S. ETF TRUST

By:
Martin Small*
President

Date: February 15, 2019

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 465 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark K. Wiedman*
Trustee

Date: February 15, 2019

John E. Martinez*
Trustee

Date: February 15, 2019

Cecilia H. Herbert*
Trustee

Date: February 15, 2019

John E. Kerrigan*
Trustee

Date: February 15, 2019

Robert S. Kapito*
Trustee

Date: February 15, 2019

Madhav V. Rajan*
Trustee

Date: February 15, 2019

Jane D. Carlin*
Trustee

Date: February 15, 2019

Drew E. Lawton**
Trustee

Date: February 15, 2019

Richard L. Fagnani**
Trustee

Date: February 15, 2019

/s/ Jack Gee
Jack Gee*
Treasurer and Chief Financial Officer

Date: February 15, 2019

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: February 15, 2019

*

Powers of Attorney, each dated October 15, 2016, for Martin Small, Jane D. Carlin, Mark Wiedman, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito and Jack Gee are incorporated herein by reference to Post-Effective Amendment No. 236, filed November 15, 2016.

**	Powers of Attorney, each dated June 21, 2017, for Drew E. Lawton and Richard L. Fagnani are incorporated herein by reference to Post-Effective Amendment No. 298, filed November 1, 2017.